Net (loss) / income per share - Company s basic and diluted net loss per share attributable to the Company (Parenthetical) (Details)	3 Months Ended
Mar. 31, 2025 shares
Restricted Stock Units (RSUs) [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number of Shares, Restricted Stock	328,721